OIL AND GAS PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2025
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas property by classification.

	As of December 31,
	2025	2024
Oil and gas property – subject to amortization	$32,029,501	$31,807,148
Accumulated depletion	(11,134,981)	(10,597,075)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	$9,035,337	$9,350,890

Oil and gas property – not subject to amortization	$1,224,667	$1,224,667
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,224,667	$1,224,667

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil and Gas Property – Kruh Block
December 31, 2022	$7,469,820
Additional capitalization	294,540
Asset retirement costs	(42,998)
Depletion	(609,738)
December 31, 2023	$7,111,624
Additional capitalization	2,815,127
Depletion	(575,861)
December 31, 2024	$9,350,890
Additional Capitalization	222,353
Depletion	(537,906)
December 31, 2025	$9,035,337